Document and Entity Information	Jun. 30, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001856031
Document Type	8-K
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	Vivid Seats Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40926
Entity Tax Identification Number	86-3355184
Entity Address, Address Line One	111 N. Canal Street
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	291-9966
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	SEAT
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase one share of Class A Common Stock
Trading Symbol	SEATW
Security Exchange Name	NASDAQ